Trade Payables and Accruals (Tables)	12 Months Ended
Jan. 31, 2019
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Summary of Trade Payables and Accruals

The Company’s trade payables and accruals were as follows, as at:

	January 31, 2019	January 31, 2018	February 1, 2017
Trade payables	$687.4	$560.2	$518.8
Wages and related employee accruals	145.3	122.0	97.1
Other accruals	170.8	123.3	102.6
Total trade payables and accruals	$1,003.5	$805.5	$718.5